accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2024
accounts payable and accrued liabilities
Schedule of accounts payable and accrued liabilities

As at December 31 (millions)	2024	2023
Trade accounts payable [1]
Supply chain financing – arm’s-length third-party has paid supplier	$84	$30
Supply chain financing – eligible payable [2]	2	9
Amounts that are a part of supply chain financing	86	39
Amounts that are not a part of supply chain financing	1,040	957
	1,126	996
Accrued liabilities	1,385	1,342
Payroll and other employee-related liabilities	710	674
Interest payable	262	235
Indirect taxes payable and other	147	144
	$3,630	$3,391

1	The composition of trade accounts payable fluctuates due to various factors, including suppliers’ invoice timing, our data processing cycle timing and the seasonal nature of certain business activities, as well as whether the statement of financial position date falls on a business day. Trade accounts payable represent future payments for invoices received in respect of both operating and capital activities, and may include amounts for assessed and self-assessed government remittances.
2	Amounts eligible for suppliers to choose to be paid in advance of industry-standard payment terms.